INCOME TAXES (Details Narrative) - USD ($)		3 Months Ended			6 Months Ended		12 Months Ended
	Nov. 30, 2023	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Effective Income Tax Rate Reconciliation [Line Items]
Provision for income taxes
Operating loss carryforward							1,842,001
Federal net operating loss percentage					80.00%
Income Taxes Receivable		85,119			$ 85,119		$ 190,346	$ 167,907
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate, Percent					35.00%		21.00%	21.00%
Taxes Payable, Current		170,382			$ 170,382
Deferred Income Tax Liabilities, Net		191,469			191,469		377,975	$ 333,418
Deferred tax assets stock options issued for services							49,300	846,950
Stock Issued During Period, Value, Issued for Services	$ 5,500,000					35,200
Stock Issued During Period, Shares, Issued for Services	50,000,000
Stock issued during period series values issued for cash						14,100
General and Administrative Expense		$ 4,230,569	$ 4,321,313	$ 2,135,030	8,551,882	4,271,708	11,561,028	$ 11,023,841
Error Corrections and Prior Period Adjustments, Description								the pre-NOL taxable income of $383,187 was fully offset by prior-period NOL carryforwards, resulting in net taxable income of $nil and a current tax provision of $nil. For the fiscal year ended December 31, 2025, the U.S. Parent generated a net taxable loss of $829,312, resulting in no current income tax expense.
Taxable loss							829,312	$ (383,187)
Deferred tax assets prior year							1,842,001	1,395,876
Deferred tax liabilities income loss							174,156	(80,469)
Deferred tax assets offset value							36,038
Taxable loss							(829,312)	383,187
Allowance for doubtful accounts								44,058
Deferred tax liabilities depreciation and amortization								9,252
Increase (Decrease) in Deferred Liabilities					$ (186,506)	46,294	$ 44,557	(513,163)
Adjustment A [Member]
Effective Income Tax Rate Reconciliation [Line Items]
General and Administrative Expense								$ 44,058
Common Stock [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Stock Issued During Period, Value, Issued for Services						$ 32
Stock Issued During Period, Shares, Issued for Services					4,230,868	320,000	32,000,000
Stock issued during period series values issued for cash
Stock issued during period shares common stock adjustment								500,000
Preferred Stock [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Stock Issued During Period, Value, Issued for Services
Stock issued during period series values issued for cash						$ 1
Stock issued during period series B perferred shares issued for cash						10,000	10,000	561,844
Nicky G. Kundnani [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Deferred tax assets stock options issued for services							$ 49,300
Stock Issued During Period, Value, Issued for Services							35,200
Stock issued during period series values issued for cash							$ 14,100
Nicky G. Kundnani [Member] | Common Stock [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Stock Issued During Period, Shares, Issued for Services							32,000,000
Nicky G. Kundnani [Member] | Preferred Stock [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Stock issued during period series B perferred shares issued for cash							10,000
Shares Issued, Price Per Share							$ 1.41
Officers Directors and Consultants [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Deferred tax assets stock options issued for services								$ 846,950
Stock issued during period series values issued for cash								792,200
Common stock issued for services								$ 54,750
Officers Directors and Consultants [Member] | Common Stock [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Stock issued during period shares common stock adjustment								500,000
Officers Directors and Consultants [Member] | Preferred Stock [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Stock issued during period series B perferred shares issued for cash								561,844
Minimum [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Increase (Decrease) in Income Taxes					$ 83,000
Maximum [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Increase (Decrease) in Income Taxes					$ 177,000